Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of company’s provision for income taxes
	Year Ended December 31,
(in thousands)	2021	2020
Current income tax expense (benefit)
Federal	$17	$3
State	21	20
	38	23
Deferred tax expense (benefit)
Federal	—	—
State	—	—
	—	—
Provision for income taxes	$38	$23

Schedule of reconciliation of the income tax benefit
	Year Ended December 31,
(in thousands)	2021	2020
Income tax benefit at the federal statutory rate	$(18,404)	$(11,128)
State income taxes, net of federal income tax benefit	(3,008)	(3,003)
Nondeductible stock-based compensation	1,049	1,094
Expiration of net operating loss and research and development credits	3,244	1,056
Term loan amendment	—	19
Change in valuation allowance	15,092	14,446
Other permanent items	1,311	4
Research and development credits	(1,110)	(1,110)
Return to provision adjustments	855	(993)
Other, net	1,009	(362)
Provision for income taxes	$38	$23

Schedule of deferred income tax assets and liabilities
	December 31,
(in thousands)	2021	2020
Deferred income tax assets:
Net operating loss carryforwards	$98,032	$84,358
Research and development credits	11,264	10,590
Depreciation and amortization	598	539
Deferred revenue	1,344	1,389
Accrued expenses and non-deductible reserves	200	761
Compensation accruals	1,796	1,076
Stock-based compensation	11,952	8,731
Interest expense carryforward	6,628	3,242
Loan discount and issuance costs	—	2,333
Other	1,139	291
	132,953	113,310
Valuation allowance	(132,953)	(113,310)
Deferred income taxes, net of valuation allowance	—	—
Deferred income tax liabilities	—	—
Net deferred income tax assets (liabilities)	$—	$—

Schedule of reconciliation of the unrecognized tax benefits
	December 31,
(in thousands)	2021	2020
Unrecognized tax benefit – beginning balance	$1,176	$1,071
Increase related to tax positions taken in the current year	111	111
Increase related to tax positions taken in the prior year	—	—
Decrease related to tax positions taken in the prior year	(36)	(6)
Unrecognized tax benefit – ending balance	$1,251	$1,176